Grizzle Growth ETF
Schedule of Investments
October 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 97.0%
Basic Materials - 10.1%
Agnico Eagle Mines, Ltd. (a)	273	$12,001
Albemarle Corp.	31	8,676
Cameco Corp. (a)	195	4,625
Century Aluminum Co. (b)	636	4,586
Danimer Scientific, Inc. (b)	314	823
Hudbay Minerals, Inc. (a)	727	2,763
Largo, Inc. (a)(b)	568	3,601
Lyondell Basell Industries NV - Class A (a)	168	12,844
Sierra Metals, Inc. (a)	7,848	1,609
Sociedad Quimica y Minera de Chile SA - ADR (a)	584	54,709
		106,237
Communications - 19.9%
Airbnb, Inc. - Class A (b)	266	28,438
Alphabet, Inc. - Class A (b)	972	91,864
Amazon.com, Inc. (b)	401	41,078
Etsy, Inc. (b)	74	6,949
Meta Platforms, Inc. - Class A (b)	402	37,450
Roku, Inc. (b)	62	3,443
		209,222
Consumer, Cyclical - 2.2%
Dutch Bros, Inc. - Class A (b)	40	1,476
Ford Motor Co.	599	8,009
Peloton Interactive, Inc. - Class A (b)	270	2,268
Penn Entertainment, Inc. (b)	278	9,202
Tesla, Inc. (b)	9	2,048
		23,003
Consumer, Non-Cyclical - 5.7%
ATAI Life Sciences NV (a)(b)	690	2,036
Beyond Meat, Inc. (b)	131	2,057
Compass Pathways PLC - ADR (a)(b)	351	3,699
CVS Health Group	548	51,896
		59,688
Energy - 18.5%
Chevron Corp.	229	41,426
Comstock Resources, Inc. (b)	2,360	44,321
EQT Corp.	1,243	52,007
Range Resources Corp.	527	15,009
Schlumberger NV (a)	146	7,596
Shell PLC - ADR (a)	319	17,746
Southwestern Energy Co. (b)	2,326	16,119
		194,224
Financial - 8.3%
Mastercard, Inc. - Class A	127	41,679
Visa, Inc. - Class A	222	45,989
		87,668
Technology - 23.0%
Activision Blizzard, Inc.	515	37,492
Adobe, Inc. (b)	176	56,056
Apple, Inc.	408	62,563
eGain Corp. (b)	891	7,173
Microsoft Corp.	228	52,926
Twilio, Inc. - Class A (b)	76	5,652
Verint Systems, Inc. (b)	173	6,129
WM Technology, Inc. (b)	1,560	3,198
Wolfspeed, Inc. (b)	115	9,056
Zoom Video Communications, Inc. - Class A (b)	27	2,253
		242,498
Utilities - 9.3%
NextEra Energy, Inc.	1,260	97,650
TOTAL COMMON STOCKS (Cost $1,141,429)		1,020,190

MONEY MARKET FUNDS — 3.0%
First American Government Obligations Fund - Class X, 2.92% (c)	15,821	15,821
First American Treasury Obligations Fund - Class X, 3.06% (c)	15,821	15,821
TOTAL MONEY MARKET FUNDS (Cost $31,642)		31,642

Total Investments (Cost $1,173,071) — 100.0%		1,051,832
Other assets and liabilities, net — (0.0)% (d)		(257)
TOTAL NET ASSETS — 100.0%		$1,051,575

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	The rate shown is the seven day yield at period end.
(d)	Less than 0.05% of net assets.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of October 31, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$1,020,190	$-	$-	$1,020,190
Money Market Funds	31,642	-	-	31,642
Total Investments - Assets	$1,051,832	$-	$-	$1,051,832

* See the Schedule of Investments for industry classifications.